CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Interest paid	$ 121	$ 96	$ 101
Interest received	123	32	1
Income taxes paid, classified as operating activities	$ 11	$ 4	$ 7